UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	June 30, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		42,871,290

Form 13F Information Table Value Total:		$1,358,857,492



List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A)
Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
41,808,853
472,371
472,371
N/A
N/A

N/A
472,371
N/A
AuRico Gold Inc
COM
05155C105
18,871,074
2,351,848
2,351,848
N/A
N/A

N/A
2,351,848
N/A
Bank of Montreal
COM
063671101
45,694,522
828,000
828,000
N/A
N/A

N/A
828,000
N/A
Bank of Nova Scotia
COM
064149107
95,430,041
1,844,637
1,844,637
N/A
N/A

N/A
1,844,637
N/A
Barrick Gold Corp.
COM
067901108
45,997,542
1,222,743
1,222,743
N/A
N/A

N/A
1,222,743
N/A
BCE Inc.
COM NEW
05534B760
45,585,227
1,107,000
1,107,000
N/A
N/A

N/A
1,107,000
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
36,525,642
1,104,600
1,104,600
N/A
N/A

N/A
1,104,600
N/A
Canadian National Railway
COM
136375102
58,409,152
691,582
691,582
N/A
N/A

N/A
691,582
N/A
Canadian Natural Resources Ltd.
COM
136385101
51,477,388
1,921,590
1,921,590
N/A
N/A

N/A
1,921,590
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
20,339,203
277,500
277,500
N/A
N/A

N/A
277,500
N/A
Cenovus Energy Inc.
COM
15135U109
35,008,657
1,102,551
1,102,551
N/A
N/A

N/A
1,102,551
N/A
Cott Corp.
COM
22163N106
579,450
71,000
71,000
N/A
N/A

N/A
71,000
N/A
Eldorado Gold Corp.
COM
284902103
19,194,091
1,560,400
1,560,400
N/A
N/A

N/A
1,560,400
N/A
Enbridge Inc.
COM
29250N105
42,577,236
1,067,520
1,067,520
N/A
N/A

N/A
1,067,520
N/A
EnCana Corp.
COM
292505104
16,582,353
797,400
797,400
N/A
N/A

N/A
797,400
N/A
Gildan Activewear Class A
COM
375916103
17,754,251
645,261
645,261
N/A
N/A

N/A
645,261
N/A
Goldcorp Inc.
COM
380956409
72,911,409
1,939,200
1,939,200
N/A
N/A

N/A
1,939,200
N/A
Iamgold Corp.
COM
450913108
831,444
70,400
70,400
N/A
N/A

N/A
70,400
N/A
IMAX Corp.
COM
45245E109
544,871
22,700
22,700
N/A
N/A

N/A
22,700
N/A
Magna International Inc. Class A
COM
559222401
19,950,029
505,796
505,796
N/A
N/A

N/A
505,796
N/A
Manulife Financial Corp.
COM
56501R106
35,186,265
3,234,503
3,234,503
N/A
N/A

N/A
3,234,503
N/A
North American Palladium Ltd.
COM
656912102
218,722
107,200
107,200
N/A
N/A

N/A
107,200
N/A
Open Text Corp.
COM
683715106
22,336,421
446,400
446,400
N/A
N/A

N/A
446,400
N/A
Penn West Petroleum Corp.
COM
707887105
19,710,491
1,471,000
1,471,000
N/A
N/A

N/A
1,471,000
N/A
Potash Corp. of Saskatchewan
COM
73755L107
53,821,276
1,232,991
1,232,991
N/A
N/A

N/A
1,232,991
N/A
Precision Drilling Corp.
COM 2010
74022D308
16,625,338
2,445,700
2,445,700
N/A
N/A

N/A
2,445,700
N/A
Progressive Waste Solutions Ltd
COM
74339G101
13,314,064
703,630
703,630
N/A
N/A

N/A
703,630
N/A
Royal Bank of Canada
COM
780087102
98,769,280
1,930,413
1,930,413
N/A
N/A

N/A
1,930,413
N/A
Silver Wheaton Corp
COM
828336107
37,831,249
1,409,100
1,409,100
N/A
N/A

N/A
1,409,100
N/A
Stantec Inc.
COM
85472N109
849,419
29,860
29,860
N/A
N/A

N/A
29,860
N/A
Suncor Energy Inc.
COM
867224107
65,405,575
2,264,868
2,264,868
N/A
N/A

N/A
2,264,868
N/A
SunOpta Inc.
COM
8676EP108
381,539
68,000
68,000
N/A
N/A

N/A
68,000
N/A
Talisman Energy Inc.
COM
87425E103
30,583,344
2,671,653
2,671,653
N/A
N/A

N/A
2,671,653
N/A
Teck Resources Ltd.
CL B
878742204
28,697,944
927,882
927,882
N/A
N/A

N/A
927,882
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
46,628,389
797,974
797,974
N/A
N/A

N/A
797,974
N/A
Toronto-Dominion Bank
COM NEW
891160509
123,657,936
1,582,117
1,582,117
N/A
N/A

N/A
1,582,117
N/A
TransCanada Pipelines Corp.
COM
89353D107
37,042,474
885,000
885,000
N/A
N/A

N/A
885,000
N/A
Valeant Pharmaceuticals International
COM
91911K102
40,493,514
903,900
903,900
N/A
N/A

N/A
903,900
N/A
Westport Innovations Inc
COM NEW
960908309
542,814
14,800
14,800
N/A
N/A

N/A
14,800
N/A
Wi-LAN Inc.
COM
928972108
689,001
140,200
140,200
N/A
N/A

N/A
140,200
N/A



1,358,857,492
42,871,290
42,871,290




42,871,290